Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases
Leases

Period ending June 30,	Amount
2024	$50,472
2025	41,071
2026	38,340
2027	37,891
2028	37,312
2029 and thereafter	167,892
Total	$372,978
Operating lease liabilities, including current portion	$290,857
Discount based on incremental borrowing rate	$82,121

Leases - Finance Leases

Period ending June 30,	Amount
2024	$58,259
2025	160,957
2026	36,753
2027	36,307
2028	35,997
2029 and thereafter	347,103
Total	$675,376
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	$481,305
Discount based on incremental borrowing rate	$194,071